Cover	Sep. 02, 2026
Cover [Abstract]
Entity Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 02, 2026
Entity Ex Transition Period	false
Entity File Number	333-255178
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-1129581
Entity Address Address Line 1	732 S 6th
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89101
City Area Code	775
Local Phone Number	295-4295
Entity Address Address Line 2	St # 4304
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false